Accounts and Notes Receivable, Net	12 Months Ended
Dec. 31, 2024
Accounts and Notes Receivable, Net [Abstract]
ACCOUNTS AND NOTES RECEIVABLE, NET

3. ACCOUNTS AND NOTES RECEIVABLE, NET

Accounts receivable and notes receivable, net consisted of the following:

	As of December 31,
	2024	2023
Accounts receivable, gross	$5,558,022	$4,955,083
Notes receivable	13,864	22,463
Allowance for credit losses	(277,798)	(245,888)
Accounts and notes receivable, net	$5,294,088	$4,731,658

The changes in the provision for credit losses are as follows:

	For the Years Ended December 31,
	2024	2023
Balance at the beginning of the year	$245,888	$400,797
Additions	34,730	1,652
Reverse	-	(154,929)
Exchange rate difference	(2,820)	(1,632)
Balance at the end of the year	$277,798	$245,888